TAXES	6 Months Ended
Jun. 28, 2019
Income Tax [Abstract]
TAXES
TAXES
The same accounting policies and methods of computation have been used as described in the 2018 Consolidated Financial Statements, with the exception of taxes on income. Taxes on income in interim periods are accrued using the tax rate that would be applicable to the expected total annual profit or loss.
The effective tax rate was 25 percent and 26 percent for the six months ended 28 June 2019 and 29 June 2018, respectively, and 25 percent and 41 percent for the year ended 31 December 2018 and 31 December 2017, respectively.
Tax Provisions
The Group is routinely under audit by taxing authorities in the ordinary course of business. Due to their nature, such proceedings and tax matters involve inherent uncertainties including, but not limited to, court rulings, settlements between affected parties and/or governmental actions. The probability of outcome is assessed and accrued as a liability and/or disclosed, as appropriate. The Group maintains provisions for uncertainty relating to tax matters that it believes appropriately reflect its risk, the carrying amount of which as at 28 June 2019 is included in other non-current liabilities on the Statement of Financial Position.

The Group reviews the adequacy of these provisions at the end of each reporting period and adjusts them based on changing facts and circumstances. Due to the uncertainty associated with tax matters, it is possible that at some future date, liabilities resulting from audits or litigation could vary significantly from the Group’s provisions.

The Group has received tax assessments in certain jurisdictions for potential tax related to the Group’s purchases of concentrate. The value of the Group’s concentrate purchases is significant, and therefore, the tax assessments are substantial. The Group strongly believes the application of tax has no technical merit based on applicable tax law, and its tax position would be sustained. Accordingly, the Group has not recorded a tax liability for these assessments, and is vigorously defending its position against these assessments.